JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 1.5%
RTX Corp.	303	58,558
Textron, Inc.	157	13,722
		72,280
Banks — 9.7%
Bank of America Corp.	2,358	114,947
Citigroup, Inc.	96	10,941
Fifth Third Bancorp	2,217	103,007
Huntington Bancshares, Inc.	2,171	33,974
US Bancorp	1,704	88,610
Wells Fargo & Co.	1,611	128,256
		479,735
Biotechnology — 4.5%
AbbVie, Inc.	247	53,835
Biogen, Inc. *	182	33,402
Ionis Pharmaceuticals, Inc. *	169	12,658
Regeneron Pharmaceuticals, Inc.	82	63,341
Vertex Pharmaceuticals, Inc. *	130	58,145
		221,381
Capital Markets — 2.2%
Charles Schwab Corp. (The)	807	75,847
Intercontinental Exchange, Inc.	212	33,267
		109,114
Chemicals — 3.8%
Albemarle Corp. (a)	369	66,210
Celanese Corp., Class A	566	37,229
Chemours Co. (The)	1,297	28,585
LyondellBasell Industries NV, Class A	352	28,377
PPG Industries, Inc.	241	25,725
		186,126
Construction Materials — 0.9%
Amrize Ltd. *	332	18,614
James Hardie Industries plc, ADR *	1,261	23,882
		42,496
Consumer Staples Distribution & Retail — 2.5%
BJ's Wholesale Club Holdings, Inc. *	529	52,088
Performance Food Group Co. *	842	72,079
		124,167
Containers & Packaging — 0.5%
Ball Corp.	454	26,839
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	3,063	88,789

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.9%
NextEra Energy, Inc.	674	62,587
Southern Co. (The)	836	80,713
		143,300
Electrical Equipment — 2.0%
Eaton Corp. plc	76	27,217
Emerson Electric Co.	564	73,877
		101,094
Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	406	55,257
TD SYNNEX Corp.	216	36,403
		91,660
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	489	29,844
Entertainment — 1.6%
Walt Disney Co. (The)	549	52,872
Warner Bros Discovery, Inc. *	945	25,953
		78,825
Financial Services — 7.3%
Berkshire Hathaway, Inc., Class B *	442	211,971
Corpay, Inc. *	62	18,000
Fidelity National Information Services, Inc.	1,745	81,843
Toast, Inc., Class A *	1,831	48,540
		360,354
Food Products — 1.7%
Mondelez International, Inc., Class A	1,467	84,580
Ground Transportation — 2.6%
Norfolk Southern Corp.	89	25,545
Ryder System, Inc.	397	81,371
Saia, Inc. *	61	21,332
		128,248
Health Care Equipment & Supplies — 2.6%
GE HealthCare Technologies, Inc.	1,204	85,729
Medtronic plc	520	45,025
		130,754
Health Care Providers & Services — 3.6%
Elevance Health, Inc.	38	11,095
Humana, Inc.	59	10,129
Labcorp Holdings, Inc.	239	63,872
Quest Diagnostics, Inc.	159	31,143
UnitedHealth Group, Inc.	234	63,395
		179,634

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	2,229	36,618
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	201	5,204
Yum! Brands, Inc.	160	24,854
		30,058
Household Products — 0.7%
Procter & Gamble Co. (The)	242	35,012
Insurance — 2.2%
Arthur J Gallagher & Co.	239	51,882
Marsh & McLennan Cos., Inc.	331	57,407
		109,289
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C	454	130,360
Meta Platforms, Inc., Class A	232	132,647
		263,007
IT Services — 0.8%
Accenture plc, Class A	207	41,030
Life Sciences Tools & Services — 0.4%
IQVIA Holdings, Inc. *	122	20,727
Machinery — 3.2%
Dover Corp.	155	32,290
Flowserve Corp.	734	53,981
Gates Industrial Corp. plc *	3,242	73,291
		159,562
Media — 2.2%
Charter Communications, Inc., Class A * (a)	227	49,129
Fox Corp., Class A	1,033	60,312
		109,441
Metals & Mining — 0.3%
Wheaton Precious Metals Corp. (Brazil) *	103	13,557
Multi-Utilities — 1.3%
Dominion Energy, Inc.	1,019	62,972
Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	284	58,760
Diamondback Energy, Inc.	215	42,510
EOG Resources, Inc.	426	61,534
EQT Corp.	1,060	67,480
Exxon Mobil Corp.	180	30,438
Valero Energy Corp.	218	53,927
		314,649
Passenger Airlines — 0.4%
Southwest Airlines Co.	538	20,202

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	1,023	62,028
Johnson & Johnson	350	85,633
Zoetis, Inc.	208	24,527
		172,188
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp., Class A	376	29,337
Residential REITs — 2.1%
AvalonBay Communities, Inc.	310	50,668
Mid-America Apartment Communities, Inc.	337	41,113
UDR, Inc.	364	12,307
		104,088
Semiconductors & Semiconductor Equipment — 2.4%
Micron Technology, Inc.	68	22,956
NXP Semiconductors NV (Netherlands)	416	81,853
Skyworks Solutions, Inc.	135	7,243
Universal Display Corp.	99	9,036
		121,088
Software — 3.8%
HubSpot, Inc. *	236	57,493
Roper Technologies, Inc.	197	69,771
ServiceNow, Inc. *	565	59,069
		186,333
Specialty Retail — 0.7%
Gap, Inc. (The)	1,474	35,665
Technology Hardware, Storage & Peripherals — 2.5%
Hewlett Packard Enterprise Co.	2,723	64,828
Western Digital Corp.	223	60,413
		125,241
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	653	45,928
Tobacco — 1.5%
Philip Morris International, Inc.	446	73,820
Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland)	459	62,936
EquipmentShare.com, Inc., Class A * (a)	601	12,239
		75,175
Water Utilities — 1.1%
American Water Works Co., Inc.	381	51,808
Total Common Stocks (Cost $4,438,990)		4,916,015

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.8%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $33,801)	33,800	33,803
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $5,079)	5,079	5,079
Total Short-Term Investments (Cost $38,880)		38,882
Total Investments — 100.1% (Cost $4,477,870)		4,954,897
Liabilities in Excess of Other Assets — (0.1)%		(4,213)
NET ASSETS — 100.0%		4,950,684

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $5,009.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,954,897	$—	$—	$4,954,897

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$28,240	$2,389,051	$2,383,449	$(38)	$(1)	$33,803	33,800	$2,476	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	19,800	419,752	434,473	—	—	5,079	5,079	611	—
Total	$48,040	$2,808,803	$2,817,922	$(38)	$(1)	$38,882		$3,087	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.